UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-4694



                     The American Funds Tax-Exempt Series II
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: August 31, 2004

                   Date of reporting period: February 29, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

THE TAX-EXEMPT FUND OF CALIFORNIA

[cover photo of back of girl rowing a canoe with snow-capped mountains and clouds in the background]

Semi-annual report for the six months ended February 29, 2004

THE TAX-EXEMPT FUND OF CALIFORNIA(R) seeks a high level of current income exempt from regular federal and California income taxes, with the additional objective of preservation of capital.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2004 (the most recent calendar quarter):

                                                                    1 year           5 years          10 years
CLASS A SHARES
Reflecting 3.75% maximum sales charge                               +1.89%           +4.54%            +5.86%

The fund's 30-day yield for Class A shares as of March 31, 2004, calculated in accordance with the Securities and Exchange Commission formula, was 3.07%. The fund's distribution rate for Class A shares as of that date was 3.87%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 28. Please see the inside back cover for important information about other share classes.

FIGURES SHOWN ON THESE TWO PAGES ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 3.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Investing for short periods makes losses more likely. Investments are not fdic-insured, nor are they deposits of or guaranteed by a bank or any other entity. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.

[small photo of back of girl rowing a canoe with snow-capped mountains and clouds in the background]

FELLOW SHAREHOLDERS:

During the first half of fiscal 2004, The Tax-Exempt Fund of California earned solid returns, helped by declining interest rates due to continued low inflation.

For the six months ended February 29, 2004, shareholders who reinvested dividends totaling 35 cents a share earned an income return of 2.18% (4.36% annualized), which is generally exempt from federal and California state taxes. That income return is equivalent to a taxable return of 3.69% (7.38% annualized) for those in the top 41% combined federal and California tax bracket. Total return for the period, including reinvestment of dividends, was 6.8%. Shareholders who took their dividends in cash earned an income return of 2.16% (4.32% annualized) and saw the value of their shares rise 4.6%.

INVESTMENT HIGHLIGHTS
                                                                                 through February 29, 2004

6-month total return                                                                                +6.78%
(income plus capital changes, with dividends reinvested)

12-month total return                                                                               +6.33%
(income plus capital changes, with dividends reinvested)

Tax-free distribution rate                                                                          +3.95%
(income return only, reflecting maximum sales charge)

Taxable equivalent distribution rate                                                                +6.69%
(assuming a 41% maximum combined state and federal tax rate)

SEC 30-day yield                                                                                    +3.09%
(reflecting maximum sales charge)

Taxable equivalent SEC yield                                                                        +5.24%
(assuming a 41% maximum combined state and federal tax rate)

Distribution rates and yields are annualized.
For current yield information, please call toll-free: 800/421-0180.

The Tax-Exempt Fund of California's total return of 6.8% for the six months was in line with an average 6.9% among the 128 California municipal debt funds tracked by Lipper. That result surpassed the 6.5% gain of the unmanaged Lehman Brothers Municipal Bond Index, which measures the national investment-grade tax-exempt market but does not include any expenses. These returns were unusually strong as interest rates dropped over the period after having spiked upward just before the period began.

For the past 12 months, the fund produced a total return of 6.3%, including an income return of 4.26%. For the past 10-year period ended February 29, 2004, shareholders earned an average annual total return of 5.9%, compared with an average 5.6% among the California municipal debt funds tracked by Lipper.

THE SIX MONTHS IN PERSPECTIVE

Before the period began on September 1, 2003, California's municipal bond market had faced increasing pressure as investors became anxious about rising interest rates and the unsettled state budget. In this environment, we structured the portfolio conservatively, shortening the overall maturity and looking for defensive securities that would be less susceptible to interest rate fluctuations. We also committed a significant portion of the portfolio to bonds that are not linked to the state's credit rating, in sectors as diverse as hospitals, electric utilities and real estate projects.

Shortly after the close of the period on February 29, 2004, California voters passed two ballot initiatives: Proposition 57, which allows the state to issue $15 billion in economic recovery bonds to pay off its accumulated deficits; and Proposition 58, which requires the state to have a balanced budget and build a reserve fund. The passage of Proposition 57 helps California in the near term by refinancing some short-term debt and thereby averting a liquidity problem. By itself, the measure simply defers payment of debt that already existed and does not address the longer term issue of how to resolve the state's structural budget imbalance. The governor and lawmakers will be wrestling with the budget issues in the months to come.

Although interest rates have remained low longer than we had anticipated and could well continue within a narrow range for awhile, they are likely to rise with an acceleration in economic growth and employment rates. We have shortened the average maturity of the fund's portfolio during the past six months to take advantage of the fact that shorter term bonds generally retain more of their value in a rising rate environment. The portfolio remains shorter in maturity compared with many other California municipal debt funds as measured by Lipper.

A LONG-TERM OUTLOOK

As with all American Funds, The Tax-Exempt Fund of California is managed with a long-term focus. Over the next few months, we will be carefully monitoring several key factors that may influence the long-term outlook for the fund. These include the state's budget negotiations, the economic outlook for the state and the nation, and the potential upturn in interest rates and inflation.

As always, we thank you for your continued support.

Cordially,

/s/ Paul G. Haaga, Jr.              /s/ Abner D. Goldstine
Paul G. Haaga, Jr.                  Abner D. Goldstine
Chairman of the Board               President

April 16, 2004

Figures shown on the opposite page are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money.

Fund results shown are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. For current information about the fund, visit americanfunds.com.

INVESTMENT PORTFOLIO, February 29, 2004                              unaudited



                                                                                                Principal                  Market
                                                                                                   amount                   value
FIXED-INCOME SECURITIES -  95.62%                                                                   (000)                   (000)

G.O. Bonds:
 5.25% 2015                                                                                      $ 2,000                  $ 2,196
 5.25% 2016                                                                                        1,000                    1,085
 5.00% 2017                                                                                        1,000                    1,041
 Various Purpose:
  5.25% 2014                                                                                       2,350                    2,601
  5.00% 2033                                                                                       2,000                    2,001
 Veterans G.O. Bonds:
  Series BG, 4.95% 2010                                                                            1,175                    1,276
  Series BH, AMT, 5.35% 2013                                                                       6,000                    6,381
 XLCA insured, 4.50% 2010                                                                          2,000                    2,230
 XLCA-ICR insured, 5.00% 2014                                                                      2,000                    2,205
Educational Facs. Auth.:
 Rev. Bonds, University of San Francisco, Series 1996, MBIA insured, 5.70% 2011                    1,190                    1,430
 Rev. Ref. Bonds, Stanford University, Series R, 5.00% 2021                                        4,000                    4,277
Health Facs. Fncg. Auth., Hospital Rev. Bonds:
 Adventist Health System/West, Series 2003-A, 5.00% 2017                                           1,000                    1,045
 Catholic Healthcare West, Series 1998-A:
  5.00% 2006                                                                                       1,500                    1,586
  5.00% 2007                                                                                       1,000                    1,071
  5.25% 2008                                                                                       1,750                    1,914
 Downey Community Hospital, Series 1993:
  5.625% 2008                                                                                      2,000                    1,883
  5.75% 2015                                                                                       1,095                      947
 Kaiser Permanente, Rev. Bonds, Series 1998-B, 5.25% 2013                                          2,000                    2,270
 Little Co. of Mary Health Services, Series 1998, AMBAC insured:
  5.00% 2010                                                                                       2,170                    2,426
  5.00% 2013                                                                                       1,125                    1,246
 Stanford Hospital and Clinics, Series 2003-A, 5.00% 2017                                          3,680                    3,920
Housing Fin. Agcy.:
 Single-family Mortgage Bonds, AMT:
  Series 1995-B2, AMBAC insured, 5.70% 2007                                                          765                      811
  Series 1997-B3, MBIA insured, 5.10% 2012                                                           410                      436
 Single-family Mortgage Rev. Bonds:
  Series 1997-C1, Class III, MBIA insured, 5.05% 2011                                                555                      563
  Series 1998-C4, Class I, FHA insured, 4.90% 2004                                                   620                      629
Infrastructure and Econ. Dev. Bank:
 Bay Area Toll Bridges Seismic Retrofit Rev. Bonds, First Lien Bonds, Series
   2003-A, FSA insured, 5.25% 2014                                                                 1,500                    1,728
 Clean Water State Revolving Fund Rev. Bonds, Series 2002:
  5.00% 2012                                                                                       1,000                    1,156
  5.00% 2014                                                                                       2,200                    2,500
  5.00% 2015                                                                                       2,000                    2,230
  5.00% 2016                                                                                       5,000                    5,531
Pollution Control Fncg. Auth., Solid Waste Disposal, AMT:
 Rev. Bonds (Browning-Ferris Industries of California, Inc. Project), BFI Corp.,
   Guarantee, Series 1996-A, 5.80% 2016                                                            5,000                    4,829
 Rev. Ref. Bonds (USA Waste Services, Inc. Project), Series 1998-A,  5.10% 2018                    4,000                    4,339
Public Works Board:
 Lease Rev. Bonds, Dept. of Corrections, State Prison:
  Imperial County, Series 1991-A, 6.50% 2017                                                       1,000                    1,200
  Kern County at Delano II, Series 2003-C:
   5.50% 2013                                                                                      1,000                    1,125
   5.50% 2022                                                                                      1,000                    1,062
  Lassen County (Susanville), Series 1993-D, FSA insured, 5.25% 2015                               2,000                    2,324
 Lease Rev. Ref. Bonds, Dept. of Corrections:
  State Prison-Monterey County, Series 1998-C, 5.25% 2007                                          2,000                    2,203
  Various State Prisons, Series 1993-A, AMBAC insured, 5.25% 2013                                  1,000                    1,159
Rural Home Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds
   (Mortgage-backed Securities Program), AMT:
 Series 1995-B, 7.75% 2026                                                                            70                       71
 Series 1996-A, 7.75% 2027 (1)                                                                       125                      130
Statewide Communities Dev. Auth.:
 Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP):
  Series 1998-A1, AMT, 5.05% 2025 (put 2008)                                                       5,300                    5,691
  Series 1998-A3, 5.10% 2025 (put 2010)                                                            5,000                    5,383
  Series 1998-A4, 5.25% 2025 (put 2013)                                                            1,500                    1,582
 Catholic Healthcare West, Cert. of Part., Series 1999-A, 6.50% 2020                               5,345                    5,896
 Citrus Valley Health Partners, Inc., Cert. of Part., MBIA insured, 5.50% 2011                     1,000                    1,167
 Health Fac. Rev. Bonds:
  Los Angeles Jewish Home for the Aging, Series 2003, 5.25% 2023                                   2,000                    2,056
  Memorial Health Services, Series 2003-A:
   6.00% 2014                                                                                      2,000                    2,291
   6.00% 2016                                                                                      2,000                    2,253
   6.00% 2023                                                                                      3,000                    3,266
  Community Hospital of the Monterey Peninsula, Series 2003-B, FSA insured:
   5.00% 2011                                                                                      1,580                    1,805
   5.25% 2018                                                                                      2,500                    2,782
   5.25% 2023                                                                                        500                      539
 Hospital Rev. Cert. of  Part., Cedars-Sinai Medical Center, Series 1992,
   6.50% 2012                                                                                      5,900                    6,835
 Internext Group, Cert. of Part.:
  5.375% 2017                                                                                      6,375                    6,605
  5.375% 2030                                                                                      1,000                      994
 Multi-family Housing Rev. Ref. Bonds, Equity Residential (put 2009):
  Ashton Apartments, Issue 1999-C, 5.20% 2029                                                      1,000                    1,099
  Parkview Terrace Club Apartments, Issue 1999-B, 5.20% 2029                                       3,100                    3,407
Dept. of Water Resources:
 Central Valley Project, Water System Rev. Bonds:
  Series W, 5.50% 2017                                                                             2,000                    2,300
  Series X, FGIC insured, 5.50% 2016                                                               3,100                    3,696
 Power Supply Rev. Bonds, Series 2002-A:
  6.00% 2013                                                                                       4,000                    4,696
  5.875% 2016                                                                                      1,000                    1,147
  5.75% 2017                                                                                       2,500                    2,825
  AMBAC insured:
   5.50% 2015                                                                                      2,000                    2,302
   5.50% 2016                                                                                      1,000                    1,147
  MBIA insured:
   5.50% 2010                                                                                      2,365                    2,758
   5.50% 2011                                                                                      1,000                    1,172
  XLCA insured, 5.375% 2017                                                                        3,000                    3,386
Alta Loma School Dist. (San Bernardino County), G.O. Bonds, 1999 Election,
   Series A, FGIC insured, 0% 2021                                                                 2,500                    1,085
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement
   Project), FSA insured:
 Senior Lease Rev. Bonds, Series 1997-A, 6.00% 2024                                                1,500                    1,833
 Subordinate Lease Rev. Bonds, Series 1997-C:
  0% 2018                                                                                          5,400                    2,825
  0% 2022                                                                                          2,000                      805
City of Antioch, Public Fncg. Auth., 1998 Reassessment Rev. Bonds,
   Subordinated Series B, 5.70% 2010                                                               1,295                    1,420
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.:
 Cert. of Part.:
  Stanford University Hospital, Series 1993:
   5.75% 2005 (escrowed to maturity)                                                               1,240                    1,336
   5.50% 2013 (preref. 2005)                                                                       1,500                    1,598
 Rev. Ref. Cert. of Part.:
  American Baptist Homes Foundation, Series 1998-A, 6.10% 2017                                     3,705                    3,777
  American Baptist Homes of the West Facs. Project, Series 1997-A:
   5.25% 2007                                                                                        580                      599
   5.75% 2017                                                                                      1,500                    1,506
   5.85% 2027                                                                                      1,000                      972
   6.20% 2027                                                                                      4,170                    4,198
  Episcopal Homes Foundation, Series 1998:
   5.00% 2005                                                                                      1,500                    1,551
   5.00% 2009                                                                                      4,600                    4,878
   5.125% 2018                                                                                     1,215                    1,205
 Rev. Bonds:
  San Diego Hospital Association, Series 2001-A:
   5.50% 2009                                                                                      6,800                    7,543
   6.125% 2020                                                                                     3,500                    3,773
  Southern California Presbyterian Homes Obligated Group (Redwood Senior Homes
   and Services), Series 2002:
   6.00% 2022                                                                                      1,750                    1,839
   6.125% 2032                                                                                     4,000                    4,149
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series
   2001-D, 5.125% 2015                                                                             4,000                    4,461
Beverly Hills Unified School Dist. (Los Angeles County), G.O. Bonds, Election
   of 2002, Series A:
 5.375% 2017                                                                                       1,000                    1,137
 5.00% 2022                                                                                        1,500                    1,594
Cabrillo Community College Dist., Santa Cruz County, Election of 1998 G.O.
   Bonds, Series B, FGIC insured, 0% 2016                                                          1,500                      887
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed
   Bonds (Alameda County Tobacco Asset Securitization Corp.), Series 2002,
   5.75% 2029                                                                                      2,000                    1,868
Calleguas - Las Virgenes Public Fncg. Auth., Rev. Ref. Bonds (Calleguas
   Municipal Water Dist. Project), Series 2003-B, MBIA insured, 5.25% 2020                         1,565                    1,739
Capistrano Unified School Dist., Community Facs. Dist. No. 90-2 (Talega),
   Improvement Area No. 2002-1, Special Tax Bonds, Series 2003, 6.00% 2033                         1,200                    1,229
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds:
 6.625% 2023                                                                                         815                      847
 6.70% 2030                                                                                        3,750                    3,893
Central California Joint Powers Health Fncg. Auth., Cert. of Part. (Community
   Hospitals of Central California Project):
 Series 2000, 6.00% 2020                                                                           2,220                    2,359
 Series 2001:
  6.00% 2015                                                                                       1,000                    1,094
  5.625% 2021                                                                                      1,000                    1,040
Central Valley Fncg. Auth., Cogeneration Project Rev. Bonds (Carson Ice-Gen
   Project), Series 1993, 6.00% 2009                                                                 545                      565
Central Valley School Dists. Fncg. Auth. (School Dist. G.O. Bond Ref. Program),
   Rev. Bonds, Series 1998-A, MBIA insured, 6.25% 2011                                             1,000                    1,223
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev.
   Projects), Series A, AMBAC insured, 5.00% 2017                                                  1,000                    1,137
Chaffey Community College Dist., San Bernardino County, G.O. Bonds, Series
   2002-A, FSA insured, 5.25% 2016                                                                 1,620                    1,830
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special
   Tax Bonds, 6.95% 2030                                                                           2,000                    2,173
City of Chula Vista Industrial Dev. Rev. Bonds (San Diego Gas & Electric
   Company), Series 1997-A, AMT, 4.90% 2023                                                        2,000                    2,000
City of Commerce, Community Dev. Commission, Redev. Project No. 1, Subordinate
   Lien Tax Allocation Ref. Bonds, Series 1997-B, 5.50% 2008                                       1,000                    1,096
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water
   System Subordinated Rev. Bonds, Series 2001, 5.25% 2016                                         7,000                    7,879
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),
   Series 1999 Special Tax Bonds, 6.125% 2016                                                        995                    1,058
Elsinore Valley Municipal Water Dist. (Riverside County), Ref. Cert. of Part.,
   Series 2002, FGIC insured:
 5.375% 2015                                                                                       2,125                    2,486
 5.375% 2017                                                                                       3,385                    3,964
Escondido Union School Dist., G.O. Bonds, Election of 2002 (San Diego County),
   Series A, FSA insured, 5.25% 2017                                                               2,015                    2,269
City of Folsom, Special Tax Bonds:
 Community Facs. Dist. No. 10, Series 1999:
  6.20% 2011                                                                                       1,475                    1,606
  7.00% 2024                                                                                       1,000                    1,084
 Community Facs. Dist. No. 14 (Parkway Phase II), Series 2002, 6.30% 2032                          4,000                    4,227
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
   Series 1999:
 6.50% 2015                                                                                        1,105                    1,202
 6.625% 2030                                                                                       5,250                    5,596
Foothill-De Anza Community College Dist., Santa Clara County, Election of 1999
   G.O. Bonds, Series B, FGIC insured, 5.25% 2017                                                  3,085                    3,490
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, Series
   1995-A, 6.00% 2016 (preref. 2010)                                                               1,000                    1,209
City of Fullerton, Community Facs. Dist. No.1 (Amerige Heights), Special Tax
   Bonds, Series 2002:
 6.10% 2022                                                                                        1,000                    1,044
 6.20% 2032                                                                                        2,500                    2,610
Fullerton School Dist.:
 Orange County, G.O. Bonds, 2002 Election, Series A, FGIC insured:
  5.375% 2017                                                                                      2,340                    2,654
  0% 2020                                                                                          3,105                    1,439
 Community Facs. Dist. No. 2001-1, 2001 Special Tax Bonds, 6.375% 2031                             3,000                    3,190
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed
   Bonds, Series 2003-A1:
 6.25% 2033                                                                                        4,100                    3,948
 6.75% 2039                                                                                        2,000                    1,969
Golden West Schools Fncg. Auth., 1999 Rev. Bonds (School Dist. G.O. Bonds Ref.
   Program), Series A, MBIA insured, 0% 2018                                                       2,750                    1,444
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 1998, MBIA
   insured, 5.00% 2018                                                                             2,000                    2,173
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement
   Bonds:
 Shady Canyon, Group Two:
  5.10% 2016                                                                                       1,730                    1,784
  5.60% 2022                                                                                       2,500                    2,579
  5.70% 2026                                                                                       2,750                    2,832
 Group Three, 5.55% 2026                                                                           2,000                    2,005
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special
   Tax Bonds, Series 2004-A, 5.95% 2034                                                            2,500                    2,537
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House),
   Special Tax Bonds, Series 2002, 6.375% 2032                                                     4,500                    4,659
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax
   Allocation Ref. Bonds, Series 2003, MBIA insured, 5.25% 2018                                    1,935                    2,267
City of La Verne, Rev. Cert. of Part. (Brethren Hillcrest Homes), Series
   2003-B, 6.625% 2025                                                                             4,500                    4,616
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special
   Tax Bonds, Series 2003, 6.00% 2033                                                              2,000                    2,039
City of Lincoln, Community Facs. Dist. No. 2003-1 (Lincoln Crossing Project),
   Special Tax Bonds, Series 2003-A, 6.125% 2033                                                   4,000                    4,076
City of Long Beach:
 Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project),
   Series 2001, AMBAC insured, 5.50% 2016                                                          4,380                    5,032
 Fncg. Auth. Rev. Bonds, Series 1992, AMBAC insured, 6.00% 2017                                      750                      927
 Harbor Rev. Bonds, AMT:
  Series 1993, 5.125% 2018                                                                         1,000                    1,018
  Series 2000-A, FGIC insured, 5.75% 2013                                                          2,500                    2,868
  Series 2002-B, MBIA insured, 4.00% 2027 (put 2004)                                               2,350                    2,365
 Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured:
  5.00% 2011                                                                                       2,000                    2,239
  5.00% 2014                                                                                       1,930                    2,139
  5.00% 2015                                                                                       1,000                    1,100
Los Altos School Dist. (County of Santa Clara), G.O. Bonds, Electon of 1998,
   Series B, 5.00% 2015                                                                            1,000                    1,112
City of Los Angeles:
 Harbor Dept. Rev. Bonds:
  Series 1988, 7.60% 2018 (escrowed to maturity)                                                   1,750                    2,268
  Series 1996-B, AMT, 6.00% 2013                                                                   5,980                    6,593
 Multi-family Housing Rev. Bonds (GNMA Collateralized - Ridgecroft Apartments
   Project), Series 1997-E, AMT, 6.125% 2027                                                       2,005                    2,109
 State Building Auth., Lease Rev. Bonds (Dept. of General Services Lease),
   Series 1999-A, 5.40% 2015                                                                       1,000                    1,077
 Dept. of Water and Power:
  Power System Rev. Bonds, Subseries A-1:
   Series 2001-A, 5.25% 2015                                                                       7,500                    8,452
   Series 2003-A, MBIA insured, 5.00% 2008                                                         2,000                    2,256
  Water System Rev. Bonds, Series 2001-A, 5.125% 2032                                              1,000                    1,044
County of Los Angeles:
 Capital Asset Leasing Corp., Cert. of Part. (Marina del Rey), Series 1993-A,
   6.50% 2008                                                                                      6,000                    6,138
 Cert. of Part. (1993 Disney Parking Project), AMBAC insured, 0% 2014                              6,860                    4,531
 Los Angeles Community College Dist., G.O. Bonds, 2001 Election, Series A,
   5.50% 2016                                                                                      4,500                    5,151
 Los Angeles Unified School Dist., MBIA insured:
  2002 G.O. Ref. Bonds, 5.75% 2015                                                                 1,000                    1,209
  G.O. Bonds, Election of 2002, Series 2003-A:
   5.375% 2016                                                                                     1,000                    1,148
   5.375% 2017                                                                                     1,000                    1,143
 Metropolitan Transportation Auth., Proposition A First Tier Senior Sales Tax
   Rev. Ref. Bonds, Series 2001-B, FSA insured, 5.25% 2017                                         3,530                    3,964
Metropolitan Water Dist. of Southern California:
 Waterworks G.O. Ref. Bonds, Series 2001-B:
  5.25% 2016                                                                                       3,530                    3,995
  5.25% 2018                                                                                       2,000                    2,244
 Water Rev. Bonds, Series 1997-A, MBIA insured:
  5.00% 2026                                                                                       1,445                    1,493
  5.00% 2026 (preref. 2008)                                                                        1,055                    1,195
 Water Rev. Ref. Bonds:
  Series 2001-A:
   5.375% 2013                                                                                     4,000                    4,614
   5.00% 2029                                                                                      1,000                    1,041
  Series 2003-A:
   5.00% 2014                                                                                      1,000                    1,144
   5.25% 2015                                                                                      3,075                    3,448
Northern California Power Agcy., Geothermal Project Number 3 Special Rev. Bonds,
   1993 Ref. Series A (escrowed to maturity):
 5.60% 2006                                                                                        1,000                    1,102
 5.65% 2007                                                                                        1,025                    1,166
Oak Park Unified School Dist. (Ventura County), G.O. Bonds, Series 2000
   Election of 1977, FSA insured, 0% 2015                                                          2,300                    1,457
Port of Oakland, Rev. Bonds, FGIC insured:
 Series 2000-K, AMT:
  5.25% 2007                                                                                       2,000                    2,237
  5.75% 2014                                                                                       1,500                    1,724
 Series 2002-M, 5.25% 2015                                                                         1,100                    1,253
County of Orange:
 Community Facs. Dist. (Ladera Ranch) Special Tax Bonds:
  No. 1999-1, Series 1999-A, 6.70% 2029                                                            1,000                    1,088
  No. 2000-1, Series 2000-A:
   6.20% 2023                                                                                      1,780                    1,846
   6.25% 2030                                                                                      1,800                    1,865
  No. 2001-1, Series 2002-A, 6.00% 2032                                                            2,400                    2,478
  No. 2002-1, Series 2003-A:
   5.125% 2018                                                                                     1,180                    1,204
   5.55% 2033                                                                                      1,500                    1,522
 Limited Obligation Improvement Bonds, Irvine Coast Assessment Dist. No. 88-1,
   Series 1998-A, 5.25% 2009                                                                         670                      693
 Local Transportation Auth., First Senior Fixed-Rate Bonds:
  AMBAC insured, 5.00% 2011                                                                        2,000                    2,293
  MBIA insured, 6.00% 2009                                                                         1,500                    1,768
 Recovery Cert. of Part., Series 1996-A, MBIA insured, 6.00% 2008                                  1,500                    1,752
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds, Series 1999-A,
   FSA insured, 5.375% 2011                                                                        1,600                    1,832
Orange County Water Dist., Rev. Cert. of Part., Series 1999-A, 5.25% 2022                          1,960                    2,122
City of Oxnard, Assessment Dist. No. 97-1-R (Pacific Commerce Center), Limited
   Obligation Ref. Bonds:
 5.60% 2005                                                                                        2,600                    2,727
 5.70% 2006                                                                                        1,065                    1,115
Pleasanton Joint Powers Fncg. Auth., Reassessment Rev. Bonds, Series 1993-A,
   6.15% 2012                                                                                      8,515                    8,714
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre),
   Special Tax Ref. Bonds, Series 1998:
 6.50% 2008                                                                                        1,000                    1,140
 6.50% 2009                                                                                        1,320                    1,505
 6.50% 2010                                                                                        1,715                    1,930
 6.75% 2015                                                                                        2,050                    2,266
Poway Unified School Dist., Community Facs. Dist. No. 1, Series 1998 Special
   Tax Bonds, MBIA insured, 5.00% 2010                                                             1,000                    1,125
Commonwealth of Puerto Rico:
 Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000:
  5.75% 2009 (escrowed to maturity)                                                                2,000                    2,363
  5.75% 2020 (preref. 2010)                                                                        5,510                    6,214
 Electric Power Auth., Rev. Ref. Bonds, Series KK, 5.00% 2010                                      1,000                    1,130
 Infrastructure Fncg. Auth., Special Obligation Bonds, Series 2000-A, 5.50% 2032                   2,500                    2,810
 Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc. Project),
   Series 1993-A, AMT, 6.30% 2023                                                                  1,000                      785
 Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2010                    2,835                    3,285
 Public Fin. Corp. (Commonwealth Appropriation Bonds), Series 2001-E, 6.00% 2026                   2,000                    2,400
 Public Improvement Ref. G.O. Bonds:
  Series 1998-B, MBIA insured, 5.75% 2009                                                          4,575                    5,381
  Series 2003-C, 5.00% 2018 (put 2008)                                                             3,500                    3,864
City of Riverside, Electric Rev. Bonds, Issue 2001, FSA insured, 5.25% 2015                        1,000                    1,136
Riverside County Public Fncg. Auth., Cert. of Part., Air Force Village West,
   Inc., 5.40% 2009                                                                                  950                    1,034
City of Roseville, Special Tax Bonds:
 Highland Reserve North Community Facs. Dist. No. 1, Series 1999:
  6.00% 2011                                                                                         995                    1,087
  6.30% 2025                                                                                       1,750                    1,828
 North Roseville Community Facs. Dist. No. 1, Series 1998, 5.20% 2007                              1,095                    1,097
 Woodcreek West Community Facs. Dist. No. 1, Series 1999:
  6.50% 2015                                                                                       1,000                    1,085
  6.70% 2025                                                                                       2,750                    2,941
City of Sacramento:
 Fncg. Auth.:
  2001 Capital Improvement Rev. Bonds, Series A (Water and Capital Improvement
   Projects), AMBAC insured:
   5.50% 2015                                                                                      2,000                    2,283
   5.50% 2016                                                                                      5,435                    6,205
  City Hall and Redev. Projects, Rev. Bonds, Series 2002-A, FSA insured,
   5.25% 2016                                                                                      2,000                    2,268
 North Natomas, Special Tax Bonds:
  Community Facs. Dist. No. 4, Series 2003-C, 6.00% 2033                                           1,000                    1,026
  Regency Park Community Facs. Dist. No. 2001-03, 6.00% 2028                                       1,755                    1,810
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter &
   Gamble Project), Series 1995:
 7.00% 2005                                                                                        1,700                    1,825
 6.375% 2010                                                                                       1,600                    1,694
 6.375% 2010 (preref. 2005)                                                                        1,085                    1,184
 6.50% 2014 (preref. 2005)                                                                         1,000                    1,093
 6.50% 2021 (preref. 2005)                                                                         4,000                    4,373
Sacramento Municipal Utility Dist.:
 Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017                                     2,500                    3,039
 Electric Rev. Ref. Bonds:
  Series 2001-O, MBIA insured, 5.25% 2015                                                          1,280                    1,445
  Series 2002-Q, FSA insured, 5.25% 2017                                                           1,000                    1,126
County of Sacramento:
 Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured:
  5.25% 2015                                                                                       1,115                    1,226
  5.25% 2016                                                                                       1,170                    1,279
 Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1, Improvement
   Area No. 2 Special Tax Ref. Bonds (Elliott Ranch):
  6.00% 2012                                                                                         880                      946
  6.10% 2013                                                                                         665                      714
  6.30% 2021                                                                                         500                      524
 Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed Securities Program),
   Issue 1987-A, AMT, 9.00% 2019 (escrowed to maturity)                                            1,500                    2,336
Tobacco Securitization Auth. of Northern California, Tobacco Settlement
   Asset-backed Bonds, Series 2001-B  (Sacramento County Tobacco
   Securitization Corp.), 5.00% 2028                                                               4,490                    4,028
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
   (Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A,
   5.20% 2029 (put 2009)                                                                           1,000                    1,099
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Ref. Bonds
   (Secured by a Junior Lien on Certain Tax Increment Revenues Pledged Under
   Senior Loan Agreements), 6.625% 2026                                                            5,000                    5,255
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited
   Obligation Improvement Bonds:
 5.90% 2007                                                                                        1,425                    1,492
 5.90% 2008                                                                                          995                    1,039
San Diego Unified School Dist., Election of 1998:
 1999 G.O. Bonds, Series A, Capital Appreciation Bonds, FGIC insured, 0% 2017                      3,000                    1,682
 2003 G.O. Bonds, Series E, Current Interest Bonds, FSA insured, 5.25% 2015                        1,000                    1,151
City and County of San Francisco, AMT, Airport Commission, San Francisco
   International Airport, Second Series:
 Rev. Bonds, Issue 26-A:
  AMBAC insured, 5.00% 2019                                                                        1,000                    1,037
  FGIC insured:
   5.00% 2010                                                                                      1,915                    2,134
   5.00% 2011                                                                                      2,030                    2,243
 Rev. Ref. Bonds, Issue 28-A, MBIA insured:
  5.50% 2014                                                                                       1,000                    1,120
  5.50% 2015                                                                                       1,500                    1,676
San Joaquin Hills Transportation Corridor Agcy.:
 Senior Lien Toll Road Rev. Bonds (Orange County) (escrowed to maturity):
  0% 2014                                                                                          4,000                    2,755
  0% 2019                                                                                          4,150                    2,155
  0% 2023                                                                                          5,900                    2,385
 Junior Lien Toll Road Rev. Bonds (Orange County), 0% 2011 (escrowed to
   maturity)                                                                                       1,500                    1,217
City of San Jose:
 G.O. Bonds:
  Libraries and Parks Project, Series 2001, 5.00% 2019                                             2,295                    2,489
  Libraries, Parks and Public Safety Projects, Series 2002:
   5.00% 2017                                                                                      1,120                    1,228
   5.00% 2020                                                                                      1,000                    1,076
 Airport Rev. Ref. Bonds, Series 2002-B, AMT, FSA insured, 5.00% 2010                              1,500                    1,670
 Redev. Agcy., Multi-family Housing Rev. Bonds (GNMA Collateralized - The
   Miraido Village), Series 1997-A, AMT:
  5.30% 2012                                                                                         710                      730
  5.65% 2022                                                                                       1,490                    1,569
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.50% 2010                            3,280                    3,536
San Mateo County, MBIA insured:
 Joint Powers Fncg. Auth., Lease Rev. Bonds (Capital Projects Program), Ref.
   Series 1993-A, 5.125% 2018                                                                      2,700                    3,094
 Transit Dist., Limited Tax Bonds, Series 1997-A, 5.50% 2017                                       2,500                    2,984
Santa Ana Fncg. Auth., Police Administration and Holding Fac. Lease Rev. Bonds,
   Series 1994-A, MBIA insured, 6.25% 2019                                                         1,000                    1,254
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Fac. Replacement Project),
   Series 1994-A, AMBAC insured, 7.75% 2009                                                        2,200                    2,837
Community Facs. Dist. No. 99-1 (Talega) of the Santa Margarita Water Dist.,
   Special Tax Bonds, Series 2003:
 5.375% 2018                                                                                       1,005                    1,024
 6.00% 2030                                                                                        1,170                    1,190
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds,
   Series 1998:
 5.25% 2015                                                                                        3,000                    3,489
 5.25% 2017                                                                                        1,175                    1,374
 5.25% 2018                                                                                        2,175                    2,540
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds (Community Correctional Fac.
   Acquisition Project), Series 1997-A:
 5.50% 2006                                                                                          665                      696
 5.95% 2011                                                                                        1,700                    1,834
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT,
   AMBAC insured:
 5.375% 2016                                                                                       1,500                    1,659
 5.375% 2017                                                                                       2,655                    2,919
Southern California Home Fncg. Auth., Single-family Mortgage Rev. Bonds (GNMA
   and FNMA Mortgage-backed Securities Program), Series 1992-A, AMT, 6.75% 2022                      135                      135
South Tahoe Joint Powers Fncg. Auth.:
 Rev. Ref. Bonds (South Tahoe Redev. Project Area No. 1), Series 1995-B,
   6.25% 2020                                                                                      3,250                    3,427
 Subordinate Bond Anticipation Notes (South Tahoe Redev. Project Area No. 1):
  Series 1999-A, 7.30% 2007 (preref. 2004)                                                         4,500                    4,668
  Series 1999-B, 7.30% 2007 (preref. 2004)                                                         1,000                    1,037
  Series 2003-B, 5.125% 2009                                                                       1,000                    1,054
South Tahoe Joint Powers Parking Fncg. Auth., Parking Rev. Bonds, Series A,
   7.00% 2027                                                                                      3,500                    3,578
City of Stockton, Mello-Roos Rev. Bonds, Community Facs. Dist. No. 90-2B
   (Brookside Estates), Series 1997-A:
 5.95% 2010                                                                                        1,000                    1,054
 6.20% 2015                                                                                        1,750                    1,829
City of Temecula:
 Public Fncg. Auth., Special Tax Bonds, Community Facs. Dist. No. 03-03 (Wolf
   Creek),  Series 2003:
  5.80% 2026                                                                                       1,165                    1,170
  5.90% 2034                                                                                       4,125                    4,156
 Community Facs. Dist. No. 88-12 (Ynez Corridor), Special Tax Ref. Bonds,
   Series 1998-A, 5.25% 2008                                                                         745                      807
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center),
   Series 2001-A:
 6.00% 2022                                                                                        1,000                    1,117
 5.50% 2031                                                                                        1,000                    1,041
Community Facs. Dist. No. 97-1 of the Tustin Unified School Dist., Series 2000,
   Special Tax Bonds, 6.375% 2035 (preref. 2008)                                                   3,000                    3,652
Virgin Islands Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan
   Notes):
 Senior Lien:
  Series 1998-A:
   5.20% 2009                                                                                        500                      546
   5.20% 2010                                                                                      1,000                    1,077
   5.30% 2011                                                                                      2,000                    2,134
  Series 1998-C:
   5.50% 2005                                                                                      2,500                    2,651
   5.50% 2008                                                                                      1,000                    1,111
 Subordinate Lien:
  Series 1998-D:
   6.00% 2004                                                                                      1,000                    1,021
   6.00% 2006                                                                                      1,000                    1,075
  Series 1998-E, 5.75% 2013                                                                        1,595                    1,655
Washington Township Health Care Dist., Rev. Bonds, Series 1999:
 5.00% 2010                                                                                        1,210                    1,339
 5.00% 2013                                                                                        1,100                    1,176
 5.00% 2018                                                                                        2,750                    2,882
 5.125% 2023                                                                                       1,000                    1,037
City of West Sacramento, Limited Obligation Ref. Improvement Bonds,
   Reassessment Dist. of 1998, 5.20% 2008                                                            495                      515
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F:
 5.75% 2011                                                                                        1,540                    1,633
 5.85% 2013                                                                                        1,725                    1,818
Westlands Water Dist., Rev. Cert. of Part., Series 2002-A, MBIA insured,
   5.25% 2016                                                                                      1,270                    1,435
City of Whittier, Health Fac. Rev. Bonds (Presbyterian Intercommunity Hospital),
   Series 2002, 5.75% 2031                                                                         5,000                    5,239
Community Facs. Dist. No. 2002-1 of the William S. Hart Union High School Dist.,
   Special Tax Bonds, Series 2003, 6.00% 2033                                                      1,000                    1,024
Yorba Linda Public Fncg. Auth., Rev. Bonds (Black Gold Golf Course Project),
   Series 2000, 7.50% 2030 (preref. 2008)                                                          5,500                    6,863
                                                                                                                          669,569





SHORT-TERM SECURITIES -  4.05%


Health Facs. Fncg. Auth. Hospital Rev. Bonds (Adventist Health System/West):(1)
 Series 1998-A, MBIA insured, 0.97% 2028                                                           1,100                    1,100
 Series 2002-A, 0.97% 2025                                                                         1,000                    1,000
Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (The RAND Corp.), Series
   2002-B, AMBAC insured, 0.96% 2042 (1)                                                           3,750                    3,750
Statewide Communities Dev. Auth., Multi-family Housing Rev. Bonds (IAC Project),
   Series 2001-W3, AMT, 0.96% 2025 (1)                                                             1,100                    1,100
Elsinore Valley Municipal Water Dist., Cert. of Part., Series 2000-A, FGIC
   insured, 0.92% 2029 (1)                                                                         1,100                    1,100
City of Irvine, Assessment Dist. No. 97-16 (Northwest Irvine), Limited
   Obligation Improvement Bonds, Adjustable Rate Series, 0.98% 2022 (1)                            1,300                    1,300
Irvine Ranch Water Dist., Consolidated Series 1993, G.O. of Improvement Dist.
   Nos. 140, 240, 105 and 250, 0.98% 2033 (1) (2)                                                  1,500                    1,500
Irvine Unified School Dist., Community Facs. Dist. No. 01-1, (South Irvine
   Communities), Special Tax Bonds, Series 2003, 0.98% 2038 (1)                                    2,400                    2,400
City of Los Angeles, Variable Rate Demand Multi-family Housing Rev. Ref. Bonds
   (Tri-City Project), Series 2001-I, 0.94% 2031 (1)                                               1,000                    1,000
Metropolitan Water Dist. of Southern California, Water Rev. Bonds: (1)
 Series 2000-B1, 0.98% 2035                                                                        1,500                    1,500
 Series 2001-C2, Lloyds TSB insured, 0.95% 2036 (2)                                                4,400                    4,400
Housing Auth. of the City of San Diego, Multi-family Housing Rev. Bonds, Issue
   1985-K (La Cima Apartments), 0.90% 2022 (1)                                                     3,200                    3,200
San Diego Unified School Dist., San Diego County, 2003-2004 Tax and Rev.
   Anticipation Notes, Series A, 2.00% 6/30/2004                                                   5,000                    5,018
                                                                                                                           28,368

TOTAL INVESTMENT SECURITIES (cost: $653,701,000)                                                                          697,937
Other assets less liabilities                                                                                               2,305

NET ASSETS                                                                                                               $700,242

(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(2) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

KEY TO ABBREVIATIONS
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. =Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
at February 29, 2004                          (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market (cost: $653,701)                                                                         $697,937
 Cash                                                                                                                          111
 Receivables for:
  Sales of fund's shares                                                                               $2,186
  Interest                                                                                              9,489               11,675
                                                                                                                           709,723
LIABILITIES:
 Payables for:
  Purchases of investments                                                                              7,447
  Repurchases of fund's shares                                                                            609
  Dividends on fund's shares                                                                              804
  Investment advisory services                                                                            202
  Services provided by affiliates                                                                         362
  Deferred Trustees' compensation                                                                          57                9,481
NET ASSETS AT FEBRUARY 29, 2004                                                                                           $700,242

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                                         $655,235
 Undistributed net investment income                                                                                           402
 Accumulated net realized gain                                                                                                 369
 Net unrealized appreciation                                                                                                44,236
NET ASSETS AT FEBRUARY 29, 2004                                                                                           $700,242



Shares of beneficial interest issued and outstanding - unlimited shares authorized

                                                                                                               Net asset value
                                                                     Net assets        Shares outstanding        per share (1)
Class A                                                               $605,332                   35,741             $16.94
Class B                                                                 22,482                    1,327              16.94
Class C                                                                 46,906                    2,770              16.94
Class F                                                                 12,517                      739              16.94
Class R-5                                                               13,005                      768              16.94
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.60.


See Notes to Financial Statements


STATEMENT OF OPERATIONS                                              unaudited
for the six months ended February 29, 2004              (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest                                                                                                           $16,419

 Fees and expenses:
  Investment advisory services                                                                   $1,215
  Distribution services                                                                           1,049
  Transfer agent services                                                                            58
  Administrative services                                                                            48
  Reports to shareholders                                                                            34
  Registration statement and prospectus                                                               6
  Postage, stationery and supplies                                                                    8
  Trustees' compensation                                                                             20
  Auditing and legal                                                                                 51
  Custodian                                                                                           7
  Federal and state income taxes                                                                    149
  Other                                                                                              20                2,665
 Net investment income                                                                                                13,754

NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS:
 Net realized gain on investments                                                                                        369
 Net unrealized appreciation on investments                                                                           29,058
  Net realized gain and unrealized appreciation on investments                                                        29,427
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                     $43,181



See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                               Six months           Year ended
                                                                                        ended February 29,          August 31,
                                                                                                     2004*                2003
OPERATIONS:
 Net investment income                                                                            $13,754              $26,578
 Net realized gain on investments                                                                     369                  192
 Net unrealized appreciation (depreciation)
  on investments                                                                                   29,058              (13,698)
  Net increase in net assets
   resulting from operations                                                                       43,181               13,072

DIVIDENDS PAID OR ACCRUED TO SHAREHOLDERS FROM NET INVESTMENT INCOME                              (13,766)             (26,500)

CAPITAL SHARE TRANSACTIONS                                                                         37,224               37,555

TOTAL INCREASE IN NET ASSETS                                                                       66,639               24,127

NET ASSETS:
 Beginning of period                                                                              633,603              609,476
 End of period (including undistributed
  net investment income: $402 and $414,
  respectively)                                                                                  $700,242             $633,603

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                        unaudited



1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The American Funds Tax-Exempt Series II (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, The Tax-Exempt Fund of California (the "fund"). The fund seeks a high level of current income exempt from regular federal and California income taxes, with the additional objective of preservation of capital.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class A             Up to 3.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class B                 None          Declines from 5% to zero    Class B converts to Class A
                                               for redemptions within          after eight years
                                               six years of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class F                 None                    None                          None

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class R-5                None                    None                          None

---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Generally, income earned by the fund is exempt from federal income taxes; however, the fund might earn taxable income from the sale of certain securities purchased at a market discount.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of February 29, 2004, the cost of investment securities for federal income tax purposes was $653,189,000.

As of February 29, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income                                                                             $ 749
Accumulated short-term capital losses                                                                            (41)
Undistributed long-term capital gains                                                                             413
Gross unrealized appreciation on investment securities                                                         45,227
Gross unrealized depreciation on investment securities                                                          (479)

Distributions paid or accrued to shareholders from tax-exempt income were as follows (dollars in thousands):

Share class                  Six months ended February 29, 2004               Year ended August 31,2003
Class A                                                $ 12,193                                $ 23,676
Class B                                                     373                                     624
Class C                                                     701                                   1,021
Class F                                                     213                                     313
Class R-5                                                   286                                     866
Total                                                  $ 13,766                                $ 26,500

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.30% on the first $60 million of daily net assets and 0.21% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 3.00% of the fund's monthly gross income. For the six months ended February 29, 2004, the investment advisory services fee was $1,215,000, which was equivalent to an annualized rate of 0.367% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B                                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C                                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F                                                      0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For Class A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 29, 2004, unreimbursed expenses subject to reimbursement totaled $23,000 for Class A.

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

          Expenses under the agreements described above for the six months ended February 29, 2004, were as follows (dollars in thousands):

         -----------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent          Administrative services
                            services         services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent
                                                             administrative        services
                                                                services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Class A          $ 719             $55          Not applicable     Not applicable
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Class B           107               3           Not applicable     Not applicable
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Class C           210         Included in            $31                 $2
                                         administrative
                                            services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Class F            13         Included in              8                  1
                                         administrative
                                            services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class R-5    Not applicable    Included in              6                  _*
                                         administrative
                                            services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
              Total          $1,049             $58               $45                 $3
         -----------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes $12,000 in current fees (either paid in cash or deferred) and a net increase of $8,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                          REINVESTMENTS OF
SHARE CLASS                                                              SALES(1)                   DIVIDENDS AND DISTRIBUTIONS
                                                                    AMOUNT         SHARES                AMOUNT          SHARES
SIX MONTHS ENDED FEBRUARY 29, 2004
Class A                                                           $ 72,198          4,354               $ 8,429             506
Class B                                                              2,282            138                   264              16
Class C                                                             12,081            728                   505              30
Class F                                                              3,948            237                   163              10
Class R-5                                                            1,013             61                    23               1
Total net increase
   (decrease)                                                     $ 91,522          5,518               $ 9,384             563

Year ended August 31, 2003
Class A                                                          $ 153,733          9,285              $ 16,338             988
Class B                                                             11,504            695                   440              27
Class C                                                             29,088          1,759                   716              43
Class F                                                              5,863            355                   233              14
Class R-5                                                            2,254            135                    17               1
Total net increase
   (decrease)                                                    $ 202,442         12,229              $ 17,744           1,073



SHARE CLASS                                                             REPURCHASES(1)                  NET INCREASE (DECREASE)
                                                                     AMOUNT          SHARES               AMOUNT       SHARES
SIX MONTHS ENDED FEBRUARY 29, 2004
Class A                                                          $ (53,783)         (3,246)             $ 26,844        1,614
Class B                                                             (1,531)            (93)                1,015           61
Class C                                                             (5,782)           (349)                6,804          409
Class F                                                             (1,590)            (96)                2,521          151
Class R-5                                                             (996)            (59)                   40            3
Total net increase
   (decrease)                                                    $ (63,682)         (3,843)             $ 37,224        2,238

Year ended August 31, 2003
Class A                                                         $ (147,636)         (8,938)             $ 22,435        1,335
Class B                                                             (5,437)           (330)                6,507          392
Class C                                                            (11,744)           (713)               18,060        1,089
Class F                                                             (3,438)           (209)                2,658          160
Class R-5                                                          (14,376)           (858)              (12,105)        (722)
Total net increase
   (decrease)                                                   $ (182,631)        (11,048)             $ 37,555        2,254

(1) Includes exchanges between share classes of the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $54,419,000 and $17,510,000, respectively, during the six months ended February 29, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February 29, 2004, the custodian fee of $7,000 included $148 that was offset by this reduction, rather than paid in cash.



Financial highlights (1)

                                                                          Income from investment operations(2)
                                                                                               Net
                                                Net asset                            gains(losses)
                                                   value,                 Net        on securities      Total from
                                                beginning          investment       (both realized      investment
                                                of period              income      and unrealized)      operations
Class A:
Six months ended 2/29/2004 (4)                     $16.20                $.35                $.74            $1.09
 Year ended 8/31/2003                               16.54                 .69                (.34)             .35
 Year ended 8/31/2002                               16.56                 .70                 .04              .74
 Year ended 8/31/2001                               16.00                 .74                 .63             1.37
 Year ended 8/31/2000                               15.72                 .74                 .31             1.05
 Year ended 8/31/1999                               16.60                 .74                (.65)             .09
Class B:
 Six months ended 2/29/2004 (4)                     16.20                 .29                 .74             1.03
 Year ended 8/31/2003                               16.54                 .57                (.34)             .23
 Year ended 8/31/2002                               16.56                 .58                 .04              .62
 Year ended 8/31/2001                               16.00                 .62                 .63             1.25
 Period from 3/15/2000 to 8/31/2000                 15.38                 .24                 .67              .91
Class C:
 Six months ended 2/29/2004 (4)                     16.20                 .28                 .74             1.02
 Year ended 8/31/2003                               16.54                 .55                (.34)             .21
 Year ended 8/31/2002                               16.56                 .56                 .04              .60
 Period from 3/19/2001 to 8/31/2001                 16.27                 .25                 .29              .54
Class F:
 Six months ended 2/29/2004 (4)                     16.20                 .34                 .74             1.08
 Year ended 8/31/2003                               16.54                 .67                (.34)             .33
 Year ended 8/31/2002                               16.56                 .67                 .04              .71
 Period from 3/20/2001 to 8/31/2001                 16.27                 .29                 .29              .58
Class R-5:
 Six months ended 2/29/2004 (4)                     16.20                 .36                 .74             1.10
 Year ended 8/31/2003                               16.54                 .72                (.34)             .38
 Period from 7/15/2002 to 8/31/2002                 16.39                 .09                 .15              .24




                                                          Dividends and distributions

                                                 Dividends
                                                 (from net       Distributions              Total        Net asset
                                                investment       (from capital      dividends and       value, end
                                                   income)              gains)      distributions        of period
Class A:
Six months ended 2/29/2004 (4)                      $(.35)               $ -                $(.35)          $16.94
 Year ended 8/31/2003                                (.69)                 -                 (.69)           16.20
 Year ended 8/31/2002                                (.70)               (.06)               (.76)           16.54
 Year ended 8/31/2001                                (.76)               (.05)               (.81)           16.56
 Year ended 8/31/2000                                (.74)               (.03)               (.77)           16.00
 Year ended 8/31/1999                                (.74)               (.23)               (.97)           15.72
Class B:
 Six months ended 2/29/2004 (4)                      (.29)                 -                 (.29)           16.94
 Year ended 8/31/2003                                (.57)                 -                 (.57)           16.20
 Year ended 8/31/2002                                (.58)               (.06)               (.64)           16.54
 Year ended 8/31/2001                                (.64)               (.05)               (.69)           16.56
 Period from 3/15/2000 to 8/31/2000                  (.29)                 -                 (.29)           16.00
Class C:
 Six months ended 2/29/2004 (4)                      (.28)                 -                 (.28)           16.94
 Year ended 8/31/2003                                (.55)                 -                 (.55)           16.20
 Year ended 8/31/2002                                (.56)               (.06)               (.62)           16.54
 Period from 3/19/2001 to 8/31/2001                  (.25)                 -                 (.25)           16.56
Class F:
 Six months ended 2/29/2004 (4)                      (.34)                 -                 (.34)           16.94
 Year ended 8/31/2003                                (.67)                 -                 (.67)           16.20
 Year ended 8/31/2002                                (.67)               (.06)               (.73)           16.54
 Period from 3/20/2001 to 8/31/2001                  (.29)                 -                 (.29)           16.56
Class R-5:
 Six months ended 2/29/2004 (4)                      (.36)                 -                 (.36)           16.94
 Year ended 8/31/2003                                (.72)                 -                 (.72)           16.20
 Period from 7/15/2002 to 8/31/2002                  (.09)                 -                 (.09)           16.54





                                                                                          Ratio of         Ratio of
                                                                Net assets,               expenses       net income
                                                     Total    end of period             to average       to average
                                                 return(3)    (in millions)             net assets       net assets
Class A:
Six months ended 2/29/2004 (4)                       6.78%            $605                    .69% (5)        4.26% (5)
 Year ended 8/31/2003                                2.12              553                    .68             4.19
 Year ended 8/31/2002                                4.66              542                    .68             4.34
 Year ended 8/31/2001                                8.83              470                    .69             4.62
 Year ended 8/31/2000                                6.98              394                    .72             4.78
 Year ended 8/31/1999                                 .47              379                    .70             4.55
Class B:
 Six months ended 2/29/2004 (4)                      6.41               22                   1.45 (5)         3.51 (5)
 Year ended 8/31/2003                                1.36               21                   1.43             3.32
 Year ended 8/31/2002                                3.88               14                   1.42             3.53
 Year ended 8/31/2001                                8.04                4                   1.43             3.80
 Period from 3/15/2000 to 8/31/2000                  5.99                1                    .67             1.77
Class C:
 Six months ended 2/29/2004 (4)                      6.32               47                   1.58 (5)         3.35 (5)
 Year ended 8/31/2003                                1.22               38                   1.56             3.27
 Year ended 8/31/2002                                3.73               21                   1.55             3.37
 Period from 3/19/2001 to 8/31/2001                  3.34                3                    .73             1.55
Class F:
 Six months ended 2/29/2004 (4)                      6.71               13                    .84 (5)         4.10 (5)
 Year ended 8/31/2003                                1.97               10                    .82             4.03
 Year ended 8/31/2002                                4.47                7                    .83             4.14
 Period from 3/20/2001 to 8/31/2001                  3.65                1                    .42             1.86
Class R-5:
 Six months ended 2/29/2004 (4)                      6.87               13                    .53 (5)         4.44 (5)
 Year ended 8/31/2003                                2.29               12                    .51             4.37
 Period from 7/15/2002 to 8/31/2002                  1.47               25                    .06              .55


                                                           Six months ended
                                                             February 29,                      Year ended August 31
                                                               2004(4)              2003     2002      2001       2000       1999

Portfolio turnover rate for all classes of shares                 3%                 16%      11%       27%        42%        23%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Unaudited.
(5) Annualized.

See Notes to Financial Statements


OTHER SHARE CLASS RESULTS                                           unaudited

CLASS B, CLASS C AND CLASS F
Returns for periods ended March 31, 2004 (the most recent calendar quarter):

                                                                                          1 YEAR        LIFE OF CLASS
CLASS B SHARES
Reflecting applicable contingent deferred sales charge
     (CDSC), maximum of 5%, payable only if shares are sold
     within six years of purchase                                                          +0.07%           +5.78% (1)
Not reflecting CDSC                                                                        +5.07%           +6.20% (1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                  +3.91%           +4.61% (2)
Not reflecting CDSC                                                                        +4.91%           +4.61% (2)

CLASS F SHARES (3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                                       +5.68%           +5.37% (4)

Figures shown on this page are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 19, 2001, when Class C shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from March 20, 2001, when Class F shares were first sold.

OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Tax-Exempt Fund of California. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.76 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.89 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.15 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE TAX-EXEMPT FUND OF CALIFORNIA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of The Tax-Exempt Fund of California, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
>  The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-920-0404

Litho in USA  RCG/PNL/8096

Printed on recycled paper


ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable.

ITEM 6 - Reserved

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By

/s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: May 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: May 7, 2004


By

/s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer

Date: May 7, 2004